SCHEDULE OF ASSET ACQUISITION CONTINGENT CONSIDERATION (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2023
Business Acquisition [Line Items]
Balance beginning			$ 774,900
Balance ending	$ 372,000	$ 774,900	372,000
Fair Value, Inputs, Level 3 [Member] | Greens Natural Foods [Member]
Business Acquisition [Line Items]
Balance beginning	797,000	1,108,000	774,900
Remeasurement	(425,000)	(333,100)	(402,900)
Balance ending	$ 372,000	$ 774,900	$ 372,000